Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

June 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of Deutsche Ultra-Short Duration Fund (to be known as Deutsche Fixed Income Opportunities Fund) (the “Fund”), a series of Deutsche Income Trust (the “Trust”); (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on August 1, 2016. No fees are required in connection with this filing.

The Amendment is being filed (1) to reflect a new fund name and changes to the Fund’s investment strategy and investment process as set forth in a Prospectus supplement filed on May 20, 2016, and (2) to include information about the addition of a sub-advisor. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on January 28, 2016 in Post-Effective Amendment No. 83 to the Trust’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.